LICENSE AND SUPPLY AGREEMENTS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2017
Disaggregation of Revenue [Line Items]
Upfront non-refundable amount, received				$ 15,000
Deferred revenue, current	$ 658	$ 725
NanoCarrier Co., Ltd [Member] | License Agreement [Member]
Disaggregation of Revenue [Line Items]
Deferred revenue, current	700
License [Member]
Disaggregation of Revenue [Line Items]
Revenue recognized	$ 800	$ 900	$ 600
Minimum [Member]
Disaggregation of Revenue [Line Items]
Development or commercial milestone payment to be achieved				$ 100,000